Schedule of Investments (unaudited) July 31, 2021	BlackRock LifePath® ESG Index 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 73.6%
iShares Developed Real Estate Index Fund, Class K	8,021	$93,046
iShares ESG Aware MSCI EAFE ETF	6,166	490,567
iShares ESG Aware MSCI EM ETF	1,771	74,789
iShares ESG Aware MSCI USA ETF	8,523	857,925
iShares ESG Aware MSCI USA Small-Cap ETF	3,667	145,140
iShares MSCI Canada ETF(b)	1,741	64,991
iShares MSCI EAFE Small-Cap ETF	990	74,686
iShares MSCI Emerging Markets Small-Cap ETF	394	24,499

		1,825,643

Fixed-Income Funds — 26.7%
iShares ESG Aware U.S. Aggregate Bond ETF	9,567	534,795
iShares TIPS Bond ETF(b)	977	127,577

		662,372

Security	Shares	Value

Money Market Funds — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(c)(d)	193,001	$193,098
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	1,651	1,651

		194,749

Total Investments — 108.1% (Cost: $2,281,609)		2,682,764

Liabilities in Excess of Other Assets — (8.1)%		(201,461)

Net Assets — 100.0%		$2,481,303

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$193,169	(a)	$—		$(71)	$—	$193,098	193,001	$2,267	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,409	—		(1,758	)(a)	—	—	1,651	1,651	4		—
iShares Developed Real Estate Index Fund, Class K	68,216	2,255		(3,355)		478	25,452	93,046	8,021	2,038		—
iShares ESG Aware MSCI EAFE ETF	393,378	28,214		(46,963)		2,304	113,634	490,567	6,166	10,249		—
iShares ESG Aware MSCI EM ETF	58,491	14,927		(8,009)		1,084	8,296	74,789	1,771	900		—
iShares ESG Aware MSCI USA ETF	676,048	37,819		(90,838)		9,870	225,026	857,925	8,523	7,265		—
iShares ESG Aware MSCI USA Small-Cap ETF	120,755	5,875		(31,443)		6,180	43,773	145,140	3,667	1,114		—
iShares ESG Aware U.S. Aggregate Bond ETF	388,324	147,180		—		—	(709)	534,795	9,567	4,545		—
iShares MSCI Canada ETF	56,355	2,244		(15,898)		2,552	19,738	64,991	1,741	1,275		—
iShares MSCI EAFE Small-Cap ETF	59,797	2,520		(6,323)		763	17,929	74,686	990	1,187		—
iShares MSCI Emerging Markets Small-Cap ETF	15,806	1,902		—		—	6,791	24,499	394	446		—
iShares TIPS Bond ETF	97,680	24,997		—		—	4,900	127,577	977	2,575		—

						$23,160	$464,830	$2,682,764		$33,865		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock LifePath® ESG Index 2035 Fund

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,825,643	$—	$—	$1,825,643
Fixed-Income Funds	662,372	—	—	662,372
Money Market Funds	194,749	—	—	194,749

	$2,682,764	$—	$—	$2,682,764

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

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